Schedule II - Valuation and Qualifying Accounts (Details) (Tax valuation allowance, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Tax valuation allowance
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 457
Charged to Expense		470
Deductions	(457)	(13)
Balance at End of Period		$ 457